The Charles Schwab Family of Funds

211 Main Street

San Francisco, CA 94105

January 30, 2018

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

        Re:  The Charles Schwab Family of Funds (the “Registrant”)

                   (File Nos. 33-31894 and 811-5954)

Ladies and Gentlemen:

On behalf of the Registrant and filed pursuant to Rule 497(c) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the 497(c) dated January 16, 2018, transmitted to the SEC on January 16, 2018 pursuant to Rule 497(c), to the prospectus relating to Schwab U.S. Treasury Money Fund – Investor Shares dated January 16, 2018. The purpose of this filing is to submit, in XBRL, the 497(c) dated January 16, 2018.

Any questions or comments on this filing should be directed to the undersigned at (415)667-0780.

Very truly yours,

/s/ Christine Pierangeli
Christine Pierangeli
Assistant Secretary